UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580
(Investment Company Act file number)

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

(414) 225-7365
 (Registrant's telephone number)

Lori Hoch
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
 (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2017

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (97.52%)
Consumer Discretionary (8.66%)
Five Below, Inc.(a)	7,840	$430,259
IMAX Corp.(a)	14,059	318,436
Malibu Boats, Inc., Class A(a)	7,365	233,029
MarineMax, Inc.(a)	12,567	207,984
Ollie's Bargain Outlet Holdings, Inc.(a)	8,453	392,219
Tile Shop Holdings, Inc.	14,446	183,464
Universal Electronics, Inc.(a)	4,229	268,119
Wingstop, Inc.	8,541	283,988
		2,317,498
Consumer Staples (0.93%)
Primo Water Corp.(a)	20,929	248,008

Energy (3.52%)
Abraxas Petroleum Corp.(a)	74,509	140,077
Mammoth Energy Services, Inc.(a)	9,544	160,912
Matador Resources Co.(a)	6,579	178,620
Ring Energy, Inc.(a)	14,903	215,944
SRC Energy, Inc.(a)	25,377	245,396
		940,949
Financials (4.93%)
Financial Engines, Inc.	9,795	340,376
Green Dot Corp., Class A(a)	5,040	249,883
Independent Bank Group, Inc.	3,532	212,980
LendingTree, Inc.(a)	1,122	274,273
Pinnacle Financial Partners, Inc.	3,590	240,350
		1,317,862
Health Care (26.82%)(b)
AtriCure, Inc.(a)	15,682	350,806
AxoGen, Inc.(a)	17,708	342,650
BioTelemetry, Inc.(a)	9,204	303,732
Bovie Medical Corp.(a)	33,684	113,852
Cardiovascular Systems, Inc.(a)	10,334	290,902
Cross Country Healthcare, Inc.(a)	16,023	228,007
Diplomat Pharmacy, Inc.(a)	19,164	396,887
Evolent Health, Inc., Class A(a)	10,258	182,592
HealthEquity, Inc.(a)	4,095	207,125
HealthStream, Inc.(a)	5,080	118,720
Heska Corp.(a)	2,535	223,308
HMS Holdings Corp.(a)	14,833	294,583
K2M Group Holdings, Inc.(a)	20,765	440,426
Ligand Pharmaceuticals, Inc.(a)	1,610	219,202
Neogen Corp.(a)	3,166	245,238
NeoGenomics, Inc.(a)	37,437	416,674
Neos Therapeutics, Inc.(a)	21,132	193,358
Novocure, Ltd.(a)	9,185	182,322
NxStage Medical, Inc.(a)	11,190	308,844
Oxford Immunotec Global PLC(a)	20,462	343,762
Pacira Pharmaceuticals, Inc.(a)	4,848	182,042
PetIQ, Inc.(a)	7,978	216,044
Repligen Corp.(a)	6,011	230,342
STAAR Surgical Co.(a)	18,044	224,648
Supernus Pharmaceuticals, Inc.(a)	3,339	133,560
Tactile Systems Technology, Inc.(a)	6,532	202,165

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Teligent, Inc.(a)	33,465	$224,550
Vanda Pharmaceuticals, Inc.(a)	7,592	135,897
Veracyte, Inc.(a)	24,987	219,136
		7,171,374
Industrials (14.13%)
Air Transport Services Group, Inc.(a)	13,898	338,277
Albany International Corp., Class A	3,741	214,734
Atlas Air Worldwide Holdings, Inc.(a)	4,854	319,393
Axon Enterprise, Inc.(a)	11,575	262,405
Barnes Group, Inc.	1,825	128,553
BMC Stock Holdings, Inc.(a)	14,923	318,606
Commercial Vehicle Group, Inc.(a)	19,454	142,987
Daseke, Inc.(a)	11,278	147,178
Dycom Industries, Inc.(a)	3,637	312,346
Granite Construction, Inc.	5,184	300,413
Kratos Defense & Security Solutions, Inc.(a)	22,765	297,766
Manitex International, Inc.(a)	27,753	249,222
Saia, Inc.(a)	4,235	265,323
Spirit Airlines, Inc.(a)	7,486	250,107
Titan International, Inc.	22,775	231,166
		3,778,476
Information Technology (33.24%)(b)
2U, Inc.(a)	3,739	209,533
Airgain, Inc.(a)	13,241	120,361
Amber Road, Inc.(a)	26,472	203,305
Blackhawk Network Holdings, Inc.(a)	7,057	309,097
Box, Inc., Class A(a)	17,746	342,853
BroadSoft, Inc.(a)	5,294	266,288
CEVA, Inc.(a)	4,993	213,700
ChannelAdvisor Corp.(a)	18,233	209,679
Cloudera, Inc.(a)	11,651	193,640
Coherent, Inc.(a)	952	223,882
CommVault Systems, Inc.(a)	6,091	370,333
Cray, Inc.(a)	13,355	259,755
EMCORE Corp.(a)	22,709	186,214
Five9, Inc.(a)	12,237	292,464
FormFactor, Inc.(a)	31,129	524,524
Gogo, Inc.(a)	13,678	161,537
Hortonworks, Inc.(a)	21,192	359,204
Infinera Corp.(a)	30,935	274,393
Inphi Corp.(a)	6,316	250,682
Limelight Networks, Inc.(a)	118,440	470,207
LivePerson, Inc.(a)	17,607	238,575
MaxLinear, Inc.(a)	14,994	356,107
Mellanox Technologies, Ltd.(a)	6,403	301,901
Mimecast, Ltd.(a)	7,495	213,008
Nanometrics, Inc.(a)	10,241	294,941
Oclaro, Inc.(a)	22,076	190,516
Quantenna Communications, Inc.(a)	17,197	289,082
Rapid7, Inc.(a)	12,414	218,486
RingCentral, Inc., Class A(a)	5,055	211,046
Silicon Motion Technology Corp., ADR	3,124	150,046
Truecar, Inc.(a)	13,655	215,612
Twilio, Inc., Class A(a)	4,249	126,833
USA Technologies, Inc.(a)	44,991	281,194
Varonis Systems, Inc.(a)	8,623	361,304
		8,890,302

	Shares	Value
COMMON STOCKS (continued)
Materials (2.63%)
Codexis, Inc.(a)	37,856	$251,742
LSB Industries, Inc.(a)	20,353	161,603
Summit Materials, Inc., Class A(a)	9,052	289,936
		703,281
Telecommunication Services (2.66%)
Boingo Wireless, Inc.(a)	18,770	401,115
ORBCOMM, Inc.(a)	29,774	311,734
		712,849

TOTAL COMMON STOCKS
(COST $19,222,512)		26,080,599

TOTAL INVESTMENTS (97.52%)
(COST $19,222,512)		26,080,599

OTHER ASSETS IN EXCESS OF LIABILITIES (2.48%)		662,275

NET ASSETS 100.00%		$26,742,874

(a)	Non Income Producing Security.
(b)
To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.  When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (98.74%)
Consumer Discretionary (10.89%)
Caleres, Inc.	17,265	$526,928
Eldorado Resorts, Inc.(a)	21,123	541,805
Etsy, Inc.(a)	44,091	744,256
Fox Factory Holding Corp.(a)	5,537	238,645
G-III Apparel Group, Ltd.(a)	19,002	551,438
Horizon Global Corp.(a)	22,868	403,391
M/I Homes, Inc.(a)	22,183	592,952
TRI Pointe Group, Inc.(a)	40,133	554,237
Winnebago Industries, Inc.	16,438	735,600
		4,889,252
Consumer Staples (1.11%)
Andersons, Inc.	14,518	497,242

Energy (5.55%)
Eclipse Resources Corp.(a)	170,796	426,990
Forum Energy Technologies, Inc.(a)	38,042	604,868
Matador Resources Co.(a)	19,494	529,262
Oil States International, Inc.(a)	15,406	390,542
Patterson-UTI Energy, Inc.	25,849	541,278
		2,492,940
Financials (22.18%)
BancorpSouth, Inc.	21,180	678,819
Banner Corp.	14,906	913,440
Capitol Federal Financial, Inc.	40,171	590,514
ConnectOne Bancorp, Inc.	33,134	815,096
Enterprise Financial Services Corp.	20,357	862,119
James River Group Holdings, Ltd.	16,543	686,204
Meridian Bancorp, Inc.	51,957	968,998
Pinnacle Financial Partners, Inc.	12,045	806,413
Provident Financial Services, Inc.	16,036	427,680
TriState Capital Holdings, Inc.(a)	35,132	804,523
Waterstone Financial, Inc.	37,450	730,275
Western Alliance Bancorp(a)	14,415	765,148
Wintrust Financial Corp.	11,572	906,203
		9,955,432
Health Care (10.42%)
Allscripts Healthcare Solutions, Inc.(a)	95,164	1,354,184
Endologix, Inc.(a)	97,689	435,693
Magellan Health, Inc.(a)	11,775	1,016,182
Owens & Minor, Inc.	23,183	676,944
Pacira Pharmaceuticals, Inc.(a)	15,798	593,215
Prestige Brands Holdings, Inc.(a)	12,048	603,484
		4,679,702
Industrials (14.14%)
Atkore International Group, Inc.(a)	27,830	542,963
AZZ, Inc.	11,109	541,008
Forward Air Corp.	9,329	533,899
Generac Holdings, Inc.(a)	16,350	750,955
Harsco Corp.(a)	42,825	895,043
Knoll, Inc.	38,423	768,460
Kornit Digital, Ltd.(a)	47,783	731,080
REV Group, Inc.	22,406	644,397
Safe Bulkers, Inc.(a)	165,703	454,026

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Student Transportation, Inc.	81,336	$486,389
		6,348,220
Information Technology (16.93%)
ACI Worldwide, Inc.(a)	32,164	732,696
Ambarella, Inc.(a)	9,699	475,348
Barracuda Networks, Inc.(a)	28,886	699,908
Benchmark Electronics, Inc.(a)	20,499	700,041
BlackBerry, Ltd.(a)	87,580	979,144
Dolby Laboratories, Inc., Class A	10,001	575,258
OSI Systems, Inc.(a)	9,277	847,639
Stratasys, Ltd.(a)	27,335	631,985
Teradata Corp.(a)	32,381	1,094,154
Travelport Worldwide, Ltd.	54,863	861,349
		7,597,522
Materials (6.01%)
Cliffs Natural Resources, Inc.(a)	93,220	666,523
Commercial Metals Co.	28,776	547,607
Graphic Packaging Holding Co.	32,428	452,371
Owens-Illinois, Inc.(a)	41,020	1,032,063
		2,698,564
Real Estate (4.28%)
Four Corners Property Trust, Inc., REIT	32,349	806,137
Gramercy Property Trust, Inc., REIT	14,095	426,374
Physicians Realty Trust, REIT	38,899	689,679
		1,922,190
Utilities (7.23%)
Black Hills Corp.	8,890	612,254
Chesapeake Utilities Corp.	9,385	734,376
Connecticut Water Service, Inc.	4,551	269,874
Middlesex Water Co.	17,223	676,347
Ormat Technologies, Inc.	15,568	950,427
		3,243,278

TOTAL COMMON STOCKS
(COST $37,276,653)		44,324,342

TOTAL INVESTMENTS (98.74%)
(COST $37,276,653)		44,324,342

OTHER ASSETS IN EXCESS OF LIABILITIES (1.26%)		564,837

NET ASSETS 100.00%		$44,889,179

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.
Notes to the Quarterly Schedule of Investments
September 30, 2017 (Unaudited)

1. ORGANIZATION
Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on April 27, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Cash — The Fund considers its investment in a FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2017:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,080,599	$-	$-	$26,080,599
Total	$26,080,599	$-	$-	$26,080,599

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,324,342	$-	$-	$44,324,342
Total	$44,324,342	$-	$-	$44,324,342

*	See Schedule of Investments for sector classification.

For the period ended September 30, 2017, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of  Levels 1 and 2 during the period ended September 30, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2017, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 22, 2017

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 22, 2017